Other Comprehensive Income (Loss) - Components of Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI for Write-down of Securities, before Tax	$ 17
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax	2,723
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Tax	953
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(5,598)	(27,134)	(20,954)	(15,927)
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	(29,821)	9,616	12,673	15,121
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	0	0	(550)	(1,062)
Accumulated Other Comprehensive Income (Loss), Net of Tax	(35,419)	(17,518)	(8,831)	(1,868)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	21,536	(6,180)	(5,027)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Reclassification Adjustments, Net of Tax	19,766
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Reclassification Adjustments, Net of Tax	(39,448)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	0	550	512
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(19,682)
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Net of Tax	1,770
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	1,781
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	(39,437)	(3,057)	(2,448)
Other Comprehensive Income (Loss), Net of Tax	(17,901)	(8,687)	(6,963)
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI for Write-down of Securities, Net of Tax	11
Amortization of prior service cost [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax	20
Amortization of net loss [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax	$ 2,703